SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-48863)
UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 66		[X]
and

REGISTRATION STATEMENT (811-58431) UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 68		[X]

VANGUARD VALLEY FORGE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 11, 2016, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-48863)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 66	[X]
and

REGISTRATION STATEMENT (811-58431) UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 68

[X]

VANGUARD VALLEY FORGE FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)

[X]	on May 11, 2016, pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of May 2016.
VANGUARD VALLEY FORGE FUNDS
BY:_________/s/ F. William McNabb III*
F. William McNabb III
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	May 11, 2016
Officer
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	May 11, 2016
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	May 11, 2016
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	May 11, 2016
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	May 11, 2016
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	May 11, 2016
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	May 11, 2016
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	May 11, 2016
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	May 11, 2016
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	May 11, 2016
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	May 11, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by
Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE